Other Income (expense), net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Income (expense), net

14. Other Income (expense), net

The following table presents other income (expense), net, for the three and six months ended June 30, 2024 and 2023 (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Other income:
Change in fair value of Cizzle option	$-	$175	-	311
Change in fair value of Vela option liability	-	77	-	77
Gain on change in fair value of derivative warrant liability	91	-	110	-
Realized foreign Currency gain	-	18	-	10
Interest Income	2	-	11	-
Total other income:	93	270	121	398
Other expense:
Loss on Vela Option	-	998	-	998
Change in fair value of convertible notes payable	-	23	-	303
Interest Expense on Deferred Commission payable	79	-	158	-
Interest expense on convertible promissory note payable	40	39	80	44
Unrealized foreign currency transaction loss	7	-	11	-
Issuance of Warrants for lock up	2,208	-	2,710	-
Other	2	-	2	1
Total other expense	2,336	1,060	2,961	1,346
Total other expense, net	$(2,243)	$(791)	(2,840)	(948)

16. Other Income (expense), net

The following table presents other income (expense), net, for the years ended December 31, 2023 and 2022 (in thousands):

	For the years ended December 31,
	2023	2022
Other income:
Recognition of Cizzle deferred revenue upon option exercise	$1,480	$-
Recognition of Vela deferred revenue upon option exercise	2,774	-
Change in fair value of Cizzle option	1,280	-
Change in fair value of Vela option	970	-
Change in fair value of warrant liability	81	-
Interest Income	15	-
Other	115	-
Unrealized foreign currency transaction gain	39	-
Total other income:	6,754	-
Other expense:
Loss on issuance of Cizzle option	-	1,300
Loss on issuance of Vela option	987
Change in fair value of convertible notes payable	426	265
Loss on the sale of equity securities	-	129
Placement fees on sale of investment in equity securities	-	33
Interest expense	211	-
Realized foreign currency transaction loss	403	-
Total other expense	2,027	1,727
Total other (expense) income, net	$4,727	$(1,727)